Subsidiaries_Details Of Subsidiaries(Details)	12 Months Ended
Dec. 31, 2020
Kookmin Bank
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Non-life insurance
KB Kookmin Card Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Credit card and installment financing
Prudential Life Insurance Company of Korea Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	Prudential Life Insurance Company of Korea Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Life insurance
KB Asset Management Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Collective investment and advisory
KB Capital Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Financial Leasing
KB Life Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Life insurance
KB Real Estate Trust Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Real estate trust management
KB Savings Bank Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Savings banking
KB Investment Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Capital investment
KB Data System Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Software advisory, development, and supply
KB Credit Information Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Collection of receivables or credit investigation
Kookmin Bank Cambodia PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Cambodia PLC.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2020
Industry	Banking and foreign exchange transaction
Kookmin Bank China Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank (China) Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2020
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmar Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2020
Industry	Microfinance services
PRASAC Microfinance Institution Plc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	PRASAC Microfinance Institution Plc.
Ownership interests(%)	70.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2020
Industry	Microfinance services
PT Bank Bukopin TBK
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	PT Bank Bukopin TBK
Ownership interests(%)	67.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2020
Industry	Banking and foreign exchange transaction
PT Bank Syariah Bukopin
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	PT Bank Syariah Bukopin
Ownership interests(%)	92.78%
Location	Indonesia
Date of financial statements	Dec. 31, 2020
Industry	Banking
PT Bukopin Finance
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	PT Bukopin Finance
Ownership interests(%)	97.03%
Location	Indonesia
Date of financial statements	Dec. 31, 2020
Industry	Installment financing
KB Bank Myanmar Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Bank Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2020
Industry	Banking and foreign exchange transaction
KBFG Securities America Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2020
Industry	Investment advisory and securities dealing activities
KB Securities Hong Kong Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2020
Industry	Investment advisory and securities dealing activities
KB Securities Vietnam Joint Stock Company
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Vietnam Joint Stock Company
Ownership interests(%)	99.70%
Location	Vietnam
Date of financial statements	Dec. 31, 2020
Industry	Investment advisory and securities dealing activities
KB FINA Joint Stock Company
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB FINA Joint Stock Company
Ownership interests(%)	100.00%
Location	Vietnam
Date of financial statements	Dec. 31, 2020
Industry	Investment advisory and securities dealing activities
Leading Insurance Services, Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2020
Industry	Management service
LIG Insurance (China) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	LIG Insurance (China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2020
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2020
Industry	Non-life insurance
KB Claims Survey & Adjusting
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Claim service
KB Sonbo CNS
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Management service
KB Golden Life Care Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Golden Life Care Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2020
Industry	Service
KB DAEHAN SPECIALIZED BANK PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB DAEHAN SPECIALIZED BANK PLC.
Ownership interests(%)	95.71%
Location	Cambodia
Date of financial statements	Dec. 31, 2020
Industry	Auto Installment finance
PT. KB Finansia Multi Finance
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	PT. KB Finansia Multi Finance
Ownership interests(%)	80.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2020
Industry	Auto Installment finance
PT Sunindo Kookmin Best Finance
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Capital Co., Ltd.
Investee	PT Sunindo Kookmin Best Finance
Ownership interests(%)	85.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2020
Industry	Auto Installment finance
KB KOLAO LEASING Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.
Investee	KB KOLAO LEASING CO., LTD.
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2020
Industry	Auto Installment finance
KBAM Shanghai Advisory Services Co.,Ltd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KBAM Shanghai Advisory Services Co.,Ltd
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2020
Industry	General advisory